Note 11 - Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	$ 3,434	$ 2,084
Deferred tax assets liabilities, balance	2,904	3,434	$ 2,084
Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(1,234)	(411)	0
Credit/(charged) to comprehensive income	(998)	(823)	78
Acquisitions			(489)
Deferred tax assets liabilities, balance	(2,232)	(1,234)	(411)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	4,668	2,495	1,347
Credit/(charged) to comprehensive income	468	2,173	885
Acquisitions			263
Deferred tax assets liabilities, balance	5,136	4,668	2,495
Unused tax losses [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	4,080	1,853	814
Credit/(charged) to comprehensive income	196	2,227	776
Acquisitions			263
Deferred tax assets liabilities, balance	4,276	4,080	1,853
Allowance for credit losses [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	0	0	0
Credit/(charged) to comprehensive income		0	0
Acquisitions			0
Deferred tax assets liabilities, balance	0	0	0
Other temporary differences [member] | Deferred Tax Liabilities [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	(1,234)	(411)	0
Credit/(charged) to comprehensive income	(998)	(823)	78
Acquisitions			(489)
Deferred tax assets liabilities, balance	(2,232)	(1,234)	(411)
Other temporary differences [member] | Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Deferred tax assets liabilities, balance	588	642	533
Credit/(charged) to comprehensive income	272	(54)	109
Acquisitions			0
Deferred tax assets liabilities, balance	$ 860	$ 588	$ 642